IDENTIFIABLE INTANGIBLE ASSETS - NET	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
GOODWILL.
IDENTIFIABLE INTANGIBLE ASSETS - NET
7.	IDENTIFIABLE INTANGIBLE ASSETS — NET

Identifiable intangible assets consisted of the following at June 30, 2022 and December 31, 2021 (in thousands, except years):

	Range of
	Estimated	As of June 30, 2022			As of December 31, 2021
	Useful Lives	Gross	Accumulated	Net	Gross	Accumulated	Net
	(Years)	Amount	Amortization	Amount	Amount	Amortization	Amount
Trade name	Indefinite	$386,318	$—	$386,318	$402,581	$—	$402,581
Trademarks and trade names	5 – 10	103,982	(100,962)	3,020	104,174	(96,041)	8,133
Patented and unpatented technology	3 – 10	109,005	(99,537)	9,468	112,288	(97,818)	14,470
Customer lists, contracts, and relationships	5 – 11	388,205	(350,643)	37,562	404,421	(350,997)	53,424
Non-compete Covenant	3	900	(878)	22	900	(811)	89
Other identifiable intangible assets	3 – 13	6,889	(6,813)	76	7,110	(6,955)	155
		$995,299	$(558,833)	$436,466	$1,031,474	$(552,622)	$478,852

The Company determined that there was no indication of impairment of the intangible assets for any period presented. Estimated amortization expense is: $22.5 million for the remaining six months of 2022, $24.8 million in 2023, $2.2 million in 2024, $2.2 million in 2025, and $0.8 million in 2026.

7.    IDENTIFIABLE INTANGIBLE ASSETS — NET

Identifiable intangible assets consisted of the following at the reported balance sheet dates (in thousands, except years):

		December 31,
		2021			2020
	Range of
	Estimated
	Useful Lives	Gross	Accumulated	Net	Gross	Accumulated	Net
	(Years)	Amount	Amortization	Amount	Amount	Amortization	Amount
Trade name	Indefinite	$402,581	$—	$402,581	$409,722	$—	$409,722
Trademarks and trade names	5 – 10	104,174	(96,041)	8,133	104,355	(85,976)	18,379
Patented and unpatented technology	3 – 10	112,288	(97,818)	14,470	106,342	(91,558)	14,784
Customer lists, contracts, and relationships	5 – 11	404,421	(350,997)	53,424	419,673	(336,919)	82,754
Non-compete Covenant	3	900	(811)	89	900	(677)	223
Other identifiable intangible assets	3 – 13	7,110	(6,955)	155	7,147	(6,826)	321
		$1,031,474	$(552,622)	$478,852	$1,048,139	$(521,956)	$526,183

The Getty Images trade name was valued using an estimated royalty rate which considered name recognition, licensing practices of the Company and its competitors for similar services, and other relevant qualitative factors.

Based on balances at December 31, 2021, the estimated aggregate amortization expense for identifiable intangible assets for the next five years is as follows (in thousands):

Fiscal Years Ended December 31,
2022	$45,000
2023	$24,752
2024	$2,218
2025	$2,209
2026	$773